Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
Jun. 30, 2018
Top of Range [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	15 years
Top of Range [Member] | Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Top of Range [Member] | Fixtures and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	15 years
Bottom of Range [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Bottom of Range [Member] | Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years
Bottom of Range [Member] | Fixtures and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years